Supplement to the Statement of Additional Information


The following "Waiver of Contingent Deferred Sales Charge" has been added:

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at JohnHancock for which John Hancock is the recordkeeper.





1/10/00